INCOME TAX - Effective Tax Reconciliation (Details)		3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statutory federal income tax rate	35.00%		21.00%		21.00%	21.00%
Valuation allowance					(20.10%)	(20.80%)
Income tax provision		0.00%	0.00%
Churchill Capital Corp IV
Statutory federal income tax rate		0.00%	0.00%	21.00%
State taxes, net of federal tax benefit				0.00%
Loss on warrant liability				(19.50%)
Transaction costs incurred in connection with IPO				(0.70%)
Valuation allowance				(0.90%)
Income tax provision				(0.10%)